Investment securities - Fixed maturity investments (Details) - Fixed maturity investments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fixed maturity investments
Cost or amortized cost	$ 1,932.3	$ 1,656.6
Gross unrealized gains	42.7	18.7
Gross unrealized losses	(11.3)	(8.2)
Net foreign currency gains (losses)	(59.7)	13.9
Fair value	$ 1,904.0	1,681.0
Weighted average duration of fixed income portfolio including short-term investments	1 year
Weighted average duration of fixed income portfolio excluding short-term investments	1 year 7 months 6 days
Cost or amortized cost
Cost or amortized cost due in one year or less	$ 180.2	85.0
Cost or amortized cost due after one year through five years	467.7	479.1
Cost or amortized cost due after five years through ten years	87.9	46.3
Cost or amortized cost due after ten years	14.5	25.1
Fair value
Fair value due in one year or less	179.6	88.4
Fair value due after one year through five years	443.9	490.3
Fair value due after five years through ten years	89.1	46.0
Fair value due after ten years	14.4	24.6
AAA
Fixed maturity investments
Fair value	792.8	559.8
AA
Fixed maturity investments
Fair value	669.4	724.3
A
Fixed maturity investments
Fair value	220.2	219.0
BBB
Fixed maturity investments
Fair value	127.0	95.8
Other
Fixed maturity investments
Fair value	94.6	82.1
Asset-backed securities
Fixed maturity investments
Cost or amortized cost	701.1	489.4
Gross unrealized gains	12.9	1.4
Gross unrealized losses	(8.6)	(3.9)
Net foreign currency gains (losses)	(21.7)	(0.1)
Fair value	683.7	486.8
Corporate debt securities
Fixed maturity investments
Cost or amortized cost	532.7	458.6
Gross unrealized gains	10.5	5.2
Gross unrealized losses	(0.2)	(1.2)
Net foreign currency gains (losses)	(22.6)	11.5
Fair value	520.4	474.1
Residential mortgage-backed securities
Fixed maturity investments
Cost or amortized cost	356.0	426.2
Gross unrealized gains	14.0	10.5
Gross unrealized losses	(0.9)	(1.4)
Net foreign currency gains (losses)	(3.6)	3.6
Fair value	365.5	438.9
U.S. government and government agency
Fixed maturity investments
Cost or amortized cost	147.0	111.5
Gross unrealized gains	0.5	0.7
Gross unrealized losses	(0.1)	(0.4)
Net foreign currency gains (losses)	(9.5)	(1.3)
Fair value	137.9	110.5
Commercial mortgage-backed securities
Fixed maturity investments
Cost or amortized cost	121.5	88.5
Gross unrealized gains	3.2	0.9
Gross unrealized losses	(1.3)	(0.6)
Net foreign currency gains (losses)	(0.3)	0.2
Fair value	123.1	89.0
Non-U.S. government and government agency
Fixed maturity investments
Cost or amortized cost	69.4	63.7
Gross unrealized gains	0.3	0.0
Gross unrealized losses	(0.2)	(0.7)
Net foreign currency gains (losses)	(2.0)	0.0
Fair value	67.5	63.0
Preferred stocks
Fixed maturity investments
Cost or amortized cost	3.4	17.0
Gross unrealized gains	1.3	0.0
Gross unrealized losses	0.0	0.0
Net foreign currency gains (losses)	0.0	0.0
Fair value	4.7	17.0
Cost or amortized cost
Cost or amortized cost without single maturity date	3.4	17.0
Fair value
Fair value without single maturity date	4.7	17.0
U.S. States, municipalities and political subdivision
Fixed maturity investments
Cost or amortized cost	1.2	1.7
Gross unrealized gains	0.0	0.0
Gross unrealized losses	0.0	0.0
Net foreign currency gains (losses)	0.0	0.0
Fair value	1.2	1.7
Mortgage-backed and asset-backed securities
Cost or amortized cost
Cost or amortized cost without single maturity date	1,178.6	1,004.1
Fair value
Fair value without single maturity date	1,172.3	1,014.7
Sub-prime securities
Fixed maturity investments
Fair value	37.3	43.3
Sub-prime securities | AAA
Fixed maturity investments
Fair value	19.9	21.7
Sub-prime securities | AA
Fixed maturity investments
Fair value	14.2	18.4
Sub-prime securities | A
Fixed maturity investments
Fair value	3.2	3.1
Sub-prime securities | Other
Fixed maturity investments
Fair value	$ 0.0	$ 0.1